Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Less: accumulated amortization	$ (14,789)	$ (8,711)
INTANGIBLE ASSETS NET	37,323	44,054
Software [Member]
INTANGIBLE ASSETS NET	41,082	41,597
Trademark and license [Member]
INTANGIBLE ASSETS NET	$ 11,030	$ 11,168